Share Capital (Details) - USD ($)	Mar. 21, 2024	Mar. 31, 2025	May 29, 2024
Share capital [Line Items]
Share capital (in Dollars)	$ 50,000
Class B Ordinary Shares [Member]
Share capital [Line Items]
Ordinary shares issued		13,000,000
Par value (in Dollars per share)	$ 0.00001
Authorized share capital	4,975,000,000
Vote	1
Ordinary shares outstanding		13,000,000
Class B Ordinary Shares [Member]
Share capital [Line Items]
Ordinary shares issued	25,000,000	3,000,000
Par value (in Dollars per share)	$ 0.00001
Authorized share capital	25,000,000
Vote	20
Ordinary shares outstanding		3,000,000
Kandal M Venture Limited [Member]
Share capital [Line Items]
Ordinary shares issued	5,000,000,000
Par value (in Dollars per share)	$ 0.00001
Kandal M Venture Limited [Member] | Class B Ordinary Shares [Member]
Share capital [Line Items]
Par value (in Dollars per share)	$ 0.00001
Authorized share capital	4,975,000,000
Ordinary shares [member]
Share capital [Line Items]
Share capital (in Dollars)	$ 50,000
Ordinary shares issued	5,000,000,000
Par value (in Dollars per share)	$ 0.00001
Ordinary shares [member] | Class B Ordinary Shares [Member]
Share capital [Line Items]
Share capital (in Dollars)			$ 13,000,000
Ordinary shares [member] | Class B Ordinary Shares [Member]
Share capital [Line Items]
Share capital (in Dollars)			$ 3,000,000
Ordinary shares issued			3,000,000
Ordinary shares outstanding			3,000,000